Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

17.  QUARTERLY FINANCIAL DATA (Unaudited)

The following tables set forth certain unaudited financial data for each of the quarters within the years ended December 31, 2015 and 2014 (in thousands, except per unit amounts). This information has been derived from the partnership’s consolidated financial statements and in management’s opinion, reflects all adjustments necessary for a fair presentation of the information for the quarters presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	Three Months Ended
	December 31, 2015*	September 30, 2015	June 30, 2015	March 31, 2015
Revenues	$22,686	$21,410	$3,445	$3,396
Operating expenses	10,708	10,380	8,905	8,550
Operating income (expense)	11,978	11,030	(5,460)	(5,154)
Other income (expense)	(131)	(151)	(14)	1
Income tax benefit	(10)	-	(2,060)	(1,939)
Net income (loss)	11,857	10,879	(3,414)	(3,214)
Net loss attributable to MLP predecessor	-	-	(3,414)	(3,214)
Net loss attributable to sponsor	(273)	-	-	-
Net income attributable to the partnership	$12,130	$10,879	$-	$-
Earnings per limited partner unit (basic and diluted):
Common units	$0.37	$0.34
Subordinated units	$0.37	$0.34
Distribution declared	$0.4025	$0.40

*Recast to include the historical results of operations related to the net assets acquired in a transfer between entities under common control. See Notes 1 and 4 to the consolidated financial statements for further discussion.

	Three Months Ended
	December 31, 2014	September 30, 2014	June 30, 2014	March 31, 2014
Revenues	$3,288	$3,401	$3,277	$2,877
Operating expenses	9,762	8,669	7,735	7,205
Operating income (expense)	(6,474)	(5,268)	(4,458)	(4,328)
Other income (expense)	(16)	(15)	(23)	(9)
Income tax benefit	(2,450)	(1,988)	(1,688)	(1,632)
Net income (loss)	(4,040)	(3,295)	(2,793)	(2,705)
Net loss attributable to MLP predecessor	(4,040)	(3,295)	(2,793)	(2,705)
Net income attributable to the partnership	$-	$-	$-	$-